Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable

Note 6: Accounts Receivable

Our accounts receivable balance consists of the following as of March 31, 2020 and December 31, 2019:

	March 31,	December 31,
	2020	2019
Accounts receivable	358,249	350,369
Less: Accounts receivable allowance	(15,072)	(16,511)
Accounts receivable, net	$343,177	$333,858

The Company estimates credit losses for trade receivables by aggregating similar customer types together, because they tend to share similar credit risk characteristics, taking into consideration the number of days the receivable is past due. Provision rates for the allowance for doubtful accounts are based upon the historical loss method by evaluating factors such as the length of time receivables that are past due and historical collection experience. Additionally, provision rates are based upon current and future economic and competitive environment factors that could impact the collectability of the receivable. Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include past due status greater than 360 days or bankruptcy of the debtor. The activity in our accounts receivable allowance consists of the following for the three months ended March 31, 2020, and the year ended 2019, respectively.

March 31,
2020
Balance at beginning of year	16,511
Additional provisions	—
Write-offs	(11,043)
Opening balance sheet adjustment related to ASU 2016 -13 adoption	10,097
Exchange differences	(493)
Balance at the end of year	$15,072

The potential for credit losses is mitigated because customer creditworthiness is evaluated before credit is extended.

The Company recorded write-offs against the reserve of $11,043 and $2,321 for the three months ended March 31, 2020 and the year ended 2019, respectively.

We are monitoring the impacts from the COVID-19 pandemic on our customers and various counterparties. During the three months ended March 31, 2020, the Company’s allowance for doubtful accounts and credit losses considered additional risk related to the pandemic. However, this risk to-date was not material.

Note 6: Accounts Receivable

Our accounts receivable balance consists of the following as of December 31, 2019 and 2018:

	Year ended December 31,
	2019	2018
Accounts receivable	350,369	345,371
Less: Accounts receivable allowance	(16,511)	(14,076)
Accounts receivable, net	$333,858	$331,295

We record an accounts receivable allowance when it is probable that the accounts receivable balance will not be collected. The amounts comprising the allowance are based upon management’s estimates and historical collection trends. The activity in our accounts receivable allowance consists of the following for the years ended December 31, 2019, 2018, and 2017, respectively:

	Year ended December 31,
	2019	2018	2017
Balance at beginning of year	$14,076	$8,495	$2,643
Additional provisions	4,662	6,469	6,233
Write-offs and other deductions	(2,321)	(870)	(434)
Exchange differences	94	(18)	53
Balance at the end of year	$16,511	$14,076	$8,495